Taxes (Details 1) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Taxes
Net income (loss) before income taxes	$ (352)	$ 8,435	$ 6,600	$ 19,401
Nominal income taxes computed based on Brazilian statutory corporate tax rates (34%)	120	(2,868)	(2,243)	(6,597)
Adjustments to arrive at the effective tax rate:
Tax benefits from the deduction of interest on capital distributions	508	611	508	611
Different jurisdictional tax rates for companies abroad	240	(145)	527	101
Brazilian income taxes on income of companies incorporated outside Brazil (1)	(92)	(95)	(142)	(196)
Tax incentives	(22)	34	9	77
Tax loss carryforwards (unrecognized tax losses) (2)	27	(12)	83	(17)
Non-taxable income (non-deductible expenses), net	3	(2)	28	4
Enrollment to the tax settlement program (3)	155		155
Post-employment benefits	(531)	(101)	(652)	(178)
Results of equity-accounted investments in Brazil and abroad	(97)		(132)	11
Non-incidence of income taxes on indexation (SELIC interest rate) of undue paid taxes	27		48	5
Others	1	(2)	(1)	(7)
Income taxes	27	(2,576)	(2,120)	(6,172)
Deferred income taxes	1,070	(813)	1,405	(1,485)
Current income taxes	$ (1,043)	$ (1,763)	$ (3,525)	$ (4,687)
Effective tax rate of income taxes	7.70%	30.50%	32.10%	31.80%